INCOME PER SHARE	12 Months Ended
Jun. 30, 2019
INCOME PER SHARE
INCOME PER SHARE

NOTE 20 -   INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to the Company for the years indicated:

	Year ended June 30,
	2017	2018	2019

Numerator:
Net income attributable to the Company - basic	$68,944	$107,161	$125,261

Net income attributable to the Company - diluted(i)	$69,605	$107,425	$125,823

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	60,189,004	60,434,019	60,456,524
Effect of dilutive securities
Convertible Bond	784,400	788,800	796,200
Restricted shares	38,106	25,746	21,160
Weighted average ordinary shares outstanding used in computing diluted income per share	61,011,510	61,248,565	61,273,884

Income per share - basic	$1.15	1.77	2.07

Income per share - diluted	$1.14	1.75	2.05

(i)	For the year ended June 30, 2017, 2018 and 2019, interest accretion related to the Convertible Bond of $661, $264 and $562, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.

Vested and unissued restricted shares of 72,263, 91,920 and 114,425 shares are included in the computation of basic and diluted income per share for the years ended June 30, 2017, 2018 and 2019, respectively. The effect of share options have been excluded from the computation of diluted income per share for the year ended June 30, 2017 and 2018 as their effects would be anti-dilutive.